Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of assets and liabilities, measured or disclosed at fair value
The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability

Consolidated - 2020	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Liabilities
Contingent Consideration	—	—	1,845	1,845

Total liabilities	—	—	1,845	1,845

Consolidated - 2019	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Assets
Ordinary shares - listed	25	—	—	25
Contingent Consideration	—	—	143	143

Total Assets	25	—	143	168

Liabilities
Contingent Consideration	—	—	1,370	1,370

Total liabilities	—	—	1,370	1,370